CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 584,762,494	$ 91,761,996	¥ 746,388,408	¥ 1,005,980,251
Prepaid expenses and other current assets	213,127,478	33,444,352	403,776,319
Total assets	7,342,738,892	1,152,235,961	7,498,009,708
LIABILITIES
Accrued expenses and other current liabilities	268,966,550	42,206,721	323,748,430
Total liabilities	3,365,843,931	528,174,360	4,421,966,056
Equity:
Common Shares	206,793	32,450	202,870
Additional paid-in capital	3,159,522,737	495,798,063	3,068,045,239
Retained earnings (accumulated deficit)	810,855,877	127,240,981	(14,551,146)
Accumulated other comprehensive income	6,309,554	990,107	21,059,073
Total X Financial shareholders' equity	3,976,894,961	624,061,601	3,074,756,036
TOTAL LIABILITIES AND EQUITY	7,342,738,892	1,152,235,961	7,498,009,708
Parent Company | Reportable legal entity
ASSETS
Cash and cash equivalents	4,771,477	748,749	6,041,648
Prepaid expenses and other current assets	371,460	58,290	1,862,127
Amount due from subsidiaries and VIEs	1,077,449,147	169,075,283	1,008,811,092
Investments in subsidiaries and VIEs	2,899,792,086	455,040,656	2,067,921,292
Total assets	3,982,384,170	624,922,978	3,084,636,159
LIABILITIES
Accrued expenses and other current liabilities	5,489,209	861,377	9,880,123
Total liabilities	5,489,209	861,377	9,880,123
Equity:
Common Shares	206,793	32,450	202,870
Additional paid-in capital	3,159,522,737	495,798,063	3,068,045,239
Retained earnings (accumulated deficit)	810,855,877	127,240,981	(14,551,146)
Accumulated other comprehensive income	6,309,554	990,107	21,059,073
Total X Financial shareholders' equity	3,976,894,961	624,061,601	3,074,756,036
TOTAL LIABILITIES AND EQUITY	¥ 3,982,384,170	$ 624,922,978	¥ 3,084,636,159